Income Taxes - Schedule of income (loss) from continuing operations before income tax expense (benefit) by U.S. and foreign location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S.	$ 10,449	$ 10,600	$ 827
Foreign	42	654	24
Income before income tax (benefit)	$ 10,491	$ 11,254	$ 851